iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated November 28, 2023 (the “Supplement”) to the currently effective Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

The following changes are expected to take place on or around January 8, 2024.

Change in the “Conflicts of Interest” section of each Fund’s Prospectus

The section of each Prospectus entitled “Conflicts of Interest” is amended to add the following paragraph after the fifth paragraph:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in the “Conflicts of Interest” section of each Fund’s SAI

The section of each SAI entitled “Conflicts of Interest” is amended to add the following paragraph after the paragraph stating that “BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs”:

Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC, an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in the “Creation and Redemption of Creation Units” section of each Fund’s SAI

The section of the SAI entitled “Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Creation Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, an estimate of the creation transaction fee for a Creation Unit based on data as of November 13, 2023. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated creation transaction fee based on data as of November 13, 2023 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**
BlackRock Short Duration Bond ETF	$381.25	3.0%
BlackRock Short Maturity Municipal Bond ETF	$301.25	3.0%
BlackRock Ultra Short-Term Bond ETF	$151.25	3.0%
iShares 0-5 Year High Yield Corporate Bond ETF	$543.75	3.0%
iShares 0-5 Year TIPS Bond ETF	$321.25	3.0%
iShares Broad USD Investment Grade Corporate Bond ETF	$622.50	3.0%
iShares California Muni Bond ETF	$326.25	3.0%
iShares CMBS ETF	$305.00	3.0%
iShares Core International Aggregate Bond ETF	$663.25	3.0%
iShares Core Total USD Bond Market ETF	$710.00	3.0%
iShares ESG Aware U.S. Aggregate Bond ETF	$618.75	3.0%
iShares ESG Aware USD Corporate Bond ETF	$561.25	3.0%
iShares Fallen Angels USD Bond ETF	$321.25	3.0%
iShares Floating Rate Bond ETF	$400.00	3.0%
iShares GNMA Bond ETF	$301.25	3.0%
iShares Inflation Hedged Corporate Bond ETF	$301.25	3.0%
iShares Interest Rate Hedged Corporate Bond ETF	$301.25	3.0%
iShares Intermediate Government/Credit Bond ETF	$637.50	3.0%
iShares International Treasury Bond ETF	$596.75	3.0%
iShares Investment Grade Bond Factor ETF	$431.25	3.0%
iShares J.P. Morgan EM Corporate Bond ETF	$362.75	3.0%
iShares J.P. Morgan EM High Yield Bond ETF	$375.25	3.0%
iShares Short Treasury Bond ETF	$346.25	3.0%
iShares Short-Term National Muni Bond ETF	$312.50	3.0%
iShares Treasury Floating Rate Bond ETF	$308.75	3.0%
iShares U.S. Treasury Bond ETF	$458.75	3.0%

*	Estimated fees.
**	As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Redemption Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing

Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, an estimate of the redemption transaction fee for a Creation Unit based on data as of November 13, 2023. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated redemption transaction fee based on data as of November 13, 2023 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**
BlackRock Short Duration Bond ETF	$381.25	2.0%
BlackRock Short Maturity Municipal Bond ETF	$301.25	2.0%
BlackRock Ultra Short-Term Bond ETF	$151.25	2.0%
iShares 0-5 Year High Yield Corporate Bond ETF	$543.75	2.0%
iShares 0-5 Year TIPS Bond ETF	$321.25	2.0%
iShares Broad USD Investment Grade Corporate Bond ETF	$622.50	2.0%
iShares California Muni Bond ETF	$326.25	2.0%
iShares CMBS ETF	$305.00	2.0%
iShares Core International Aggregate Bond ETF	$663.25	2.0%
iShares Core Total USD Bond Market ETF	$710.00	2.0%
iShares ESG Aware U.S. Aggregate Bond ETF	$618.75	2.0%
iShares ESG Aware USD Corporate Bond ETF	$561.25	2.0%
iShares Fallen Angels USD Bond ETF	$321.25	2.0%
iShares Floating Rate Bond ETF	$400.00	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**
iShares GNMA Bond ETF	$301.25	2.0%
iShares Inflation Hedged Corporate Bond ETF	$301.25	2.0%
iShares Interest Rate Hedged Corporate Bond ETF	$301.25	2.0%
iShares Intermediate Government/Credit Bond ETF	$637.50	2.0%
iShares International Treasury Bond ETF	$596.75	2.0%
iShares Investment Grade Bond Factor ETF	$431.25	2.0%
iShares J.P. Morgan EM Corporate Bond ETF	$362.75	2.0%
iShares J.P. Morgan EM High Yield Bond ETF	$375.25	2.0%
iShares Short Treasury Bond ETF	$346.25	2.0%
iShares Short-Term National Muni Bond ETF	$312.50	2.0%
iShares Treasury Floating Rate Bond ETF	$308.75	2.0%
iShares U.S. Treasury Bond ETF	$458.75	2.0%

*	Estimated fees.
**	As a percentage of the net asset value per Creation Unit.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

Appendix A

BlackRock Short Duration Bond ETF

BlackRock Short Maturity Municipal Bond ETF

BlackRock Ultra Short-Term Bond ETF

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares CMBS ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares GNMA Bond ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares International Treasury Bond ETF

iShares Investment Grade Bond Factor ETF

iShares J.P. Morgan EM Corporate Bond ETF

iShares J.P. Morgan EM High Yield Bond ETF

iShares Short Treasury Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Treasury Bond ETF

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